Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding the Financial Instruments Outside the Scope of ASC 825 (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	¥ 21,141	¥ 24,516
Trading securities	18,310	14,979
Investments	43,251	40,037
Loans, net of allowance for loan losses	65,275	63,918
Other financial assets	2,901	2,653
Derivative financial instruments	12,636	13,126
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	37,652	35,014
Interest-bearing deposits	79,266	76,403
Debentures		741
Trading securities sold, not yet purchased	4,688	4,415
Due to trust accounts	560	629
Commercial paper and other short-term borrowings	13,950	15,151
Long-term debt	8,441	8,930
Other financial liabilities	4,635	4,084
Derivative financial instruments	12,289	12,282
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	21,141	24,516
Trading securities	18,310	14,979
Investments	43,266	40,043
Loans, net of allowance for loan losses	65,597	64,330
Other financial assets	2,901	2,653
Derivative financial instruments	12,636	13,126
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	37,652	35,014
Interest-bearing deposits	79,209	76,354
Debentures		735
Trading securities sold, not yet purchased	4,688	4,415
Due to trust accounts	560	629
Commercial paper and other short-term borrowings	13,946	15,151
Long-term debt	8,785	9,318
Other financial liabilities	4,635	4,084
Derivative financial instruments	¥ 12,289	¥ 12,282